Concentrations - Schedule of Sales Percentage (Details)	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Percentage of sales	61.00%	60.00%	62.00%	50.00%
Customer A [Member]
Percentage of sales	24.00%	40.00%	22.00%	33.00%
Customer B [Member]
Percentage of sales	30.00%	5.00%	29.00%	3.00%
Customer C [Member]
Percentage of sales	7.00%	15.00%	11.00%	14.00%